January 10, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Malvern Funds Funds (the “Trust”) 33-23444

Commissioners:

Enclosed is the 94th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The purpose of this Amendment is to add Vanguard Short Duration Bond ETF, a new series of the Trust.

Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me at (704) 306-0054 or lauren_ryan@vanguard.com.

Sincerely,

/s/Lauren Ryan

Lauren Ryan

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission